Revenues Attributable to Different Service and Product Groups (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Segment Reporting Information [Line Items]
Revenues	$ 71,360	$ 52,102	$ 41,564
Online Education Service
Segment Reporting Information [Line Items]
Revenues	58,573	40,281	30,788
Books And Reference Materials
Segment Reporting Information [Line Items]
Revenues	5,129	4,438	4,743
Offline Education Service
Segment Reporting Information [Line Items]
Revenues	4,617	4,507	2,907
Others
Segment Reporting Information [Line Items]
Revenues	$ 3,041	$ 2,876	$ 3,126